Investment in subsidiaries with material non-controlling interests - Summarised balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Listing of companies in the Group
Distributions to non-controlling interests	$ (41,616)	$ (4,500)
Current assets	643,584	677,929
Cash and cash equivalents	242,009	279,681
Non-current assets	2,506,309	2,642,491
Current liabilities	420,699	610,105
Borrowings	122,709	230,344
Non-current liabilities (Borrowings)	803,641	772,821
BW LPG India
Listing of companies in the Group
Distributions to non-controlling interests	(41,600)
Current assets	52,901	63,581
Cash and cash equivalents	30,821	19,443
Non-current assets	355,533	278,287
Current liabilities	45,446	28,371
Borrowings	28,268	23,927
Non-current liabilities (Borrowings)	180,217	76,443
Net assets	182,771	237,054
BW Product Services
Listing of companies in the Group
Current assets	283,465	417,096
Cash and cash equivalents	39,917	175,882
Non-current assets	114,202	92,115
Current liabilities	282,646	328,769
Borrowings	100,649	137,425
Non-current liabilities (Borrowings)	62,512	50,748
Net assets	$ 52,509	$ 129,694